UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	November 30, 2017 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 97.2%

	EQUITY FUNDS – 78.5%

	Affiliated Equity Funds – 78.5%

502,631	Nuveen Dividend Value Fund (Class R6)				$8,338,643

137,084	Nuveen International Growth Fund (Class R6)				6,612,921

97,388	Nuveen Large Cap Core Fund (Class R6)				3,146,616

74,564	Nuveen Large Cap Growth Fund (Class R6)				2,346,524

153,782	Nuveen Large Cap Select Fund (Class I)				4,379,709

137,417	Nuveen Large Cap Value Fund (Class R6)				3,539,873

250,343	Nuveen NWQ International Value Fund (Class I)				6,619,066

388,649	Nuveen NWQ Large-Cap Value Fund (Class I)				3,299,633

31,271	Nuveen Real Asset Income Fund (Class R6)				758,950

65,454	Nuveen Real Estate Securities Fund (Class R6)				1,507,410

57,487	Nuveen Santa Barbara Dividend Growth Fund (Class R6)				2,437,431

85,344	Nuveen Small Cap Growth Opportunities Fund (Class R6)				2,528,735

52,236	Nuveen Small Cap Select Fund (Class I)				683,248

96,614	Nuveen Small Cap Value Fund (Class R6)				2,624,032

121,593	Nuveen Symphony International Equity Fund (Class I)				2,650,737

59,965	Nuveen Symphony Large-Cap Growth Fund (Class I)				2,516,128

95,600	Nuveen Symphony Low Volatility Equity Fund (Class R6)				3,158,617

54,182	Nuveen Winslow Large-Cap Growth Fund (Class R6)				2,484,242
	Total Equity Funds (cost $47,608,648)				59,632,515

	FIXED INCOME FUNDS – 18.7%

	Affiliated Fixed Income Funds – 18.7%

251,440	Nuveen Core Bond Fund (Class R6)				2,441,481

153,388	Nuveen High Yield Municipal Bond Fund (Class R6)				2,652,072

926,454	Nuveen Short Term Bond Fund (Class R6)				9,125,567
	Total Fixed Income Funds (cost $13,971,154)				14,219,120
	Total Long-Term Investments (cost $61,579,802)				73,851,635

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 3.2%

	Money Market Funds – 0.7%

566,896	First American Treasury Obligations Fund, Class Z	0.995% (4)	N/A	N/A	$566,896

NUVEEN	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2017 (Unaudited)

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 2.5%

$1,900	U.S. Treasury Bills, (5)	0.000%	1/18/18	AAA	$1,897,156
	Total Short-Term Investments (cost $2,464,133)				2,464,052
	Total Investments (cost $64,043,935) – 100.4%				76,315,687
	Other Assets Less Liabilities – (0.4)% (6)				(313,381)
	Net Assets – 100%				$76,002,306

Investments in Derivatives as of November 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Dollar Index	Long	8	12/17	$735,611	$744,016	$8,405	$(840)
Mini MSCI EAFE Index	Long	76	12/17	7,471,347	7,672,960	201,613	5,320
Mini MSCI Emerging Markets Index	Long	131	12/17	7,251,793	7,336,000	84,207	(78,600)
NASDAQ 100 E-Mini	Short	(20)	12/17	(2,396,229)	(2,547,600)	(151,371)	(25,400)
Russell 2000® Mini Index	Short	(76)	12/17	(5,415,343)	(5,872,520)	(457,177)	(15,960)
S&P 500® E-Mini	Short	(89)	12/17	(10,950,811)	(11,783,155)	(832,344)	(101,460)
S&P MidCap 400® E-Mini	Long	51	12/17	8,761,656	9,690,000	928,344	58,140
				$5,458,024	$5,239,701	$(218,323)	$(158,800)
*	The aggregate Value of long and short positions is $25,442,976 and $(20,203,275), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$59,632,515	$—	$—	$59,632,515
Fixed Income Funds	14,219,120	—	—	14,219,120
Short-Term Investments:
Money Market Funds	566,896	—	—	566,896
U.S. Government and Agency Obligations	—	1,897,156	—	1,897,156
Investments in Derivatives:
Futures Contracts*	(218,323)	—	—	(218,323)
Total	$74,200,208	$1,897,156	$—	$76,097,364
*	Represents net unrealized appreciation (depreciation).

2	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$64,480,513
Gross unrealized:
Appreciation	$12,924,178
Depreciation	(1,089,004)
Net unrealized appreciation (depreciation) of investments	$11,835,174

Tax cost of futures contracts	$(218,323)
Net unrealized appreciation (depreciation) of futures contracts	—

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	3

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	November 30, 2017 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 98.4%

	EQUITY FUNDS – 57.9%

	Affiliated Equity Funds – 57.9%

997,496	Nuveen Dividend Value Fund (Class R6)				$16,548,457

258,422	Nuveen Global Infrastructure Fund (Class R6)				2,995,107

288,851	Nuveen International Growth Fund (Class R6)				13,934,176

213,803	Nuveen Large Cap Core Fund (Class R6)				6,907,975

181,749	Nuveen Large Cap Growth Fund (Class R6)				5,719,641

398,614	Nuveen Large Cap Select Fund (Class I)				11,352,537

278,700	Nuveen Large Cap Value Fund (Class R6)				7,179,312

503,464	Nuveen NWQ International Value Fund (Class I)				13,311,588

797,983	Nuveen NWQ Large-Cap Value Fund (Class I)				6,774,873

134,681	Nuveen Real Asset Income Fund (Class R6)				3,268,706

193,481	Nuveen Real Estate Securities Fund (Class R6)				4,455,878

140,570	Nuveen Santa Barbara Dividend Growth Fund (Class R6)				5,960,166

330,962	Nuveen Small Cap Growth Opportunities Fund (Class R6)				9,806,413

274,729	Nuveen Small Cap Select Fund (Class I)				3,593,454

371,040	Nuveen Small Cap Value Fund (Class R6)				10,077,439

264,353	Nuveen Symphony International Equity Fund (Class I)				5,762,906

142,752	Nuveen Symphony Large-Cap Growth Fund (Class I)				5,989,860

223,630	Nuveen Symphony Low Volatility Equity Fund (Class R6)				7,388,746

128,989	Nuveen Winslow Large-Cap Growth Fund (Class R6)				5,914,161
	Total Equity Funds (cost $109,443,447)				146,941,395

	FIXED INCOME FUNDS – 40.5%

	Affiliated Fixed Income Funds – 40.5%

245,425	Nuveen All-American Municipal Bond Fund (Class R6)				2,854,295

3,516,666	Nuveen Core Bond Fund (Class R6)				34,146,828

1,026,504	Nuveen Core Plus Bond Fund (Class R6)				11,301,804

610,001	Nuveen High Yield Municipal Bond Fund (Class R6)				10,546,922

952,769	Nuveen Inflation Protected Securities Fund (Class R6)				10,737,711

3,367,551	Nuveen Short Term Bond Fund (Class R6)				33,170,376
	Total Fixed Income Funds (cost $100,343,905)				102,757,936
	Total Long-Term Investments (cost $209,787,352)				249,699,331

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 0.3%

923,639	First American Treasury Obligations Fund, Class Z	0.995% (4)	N/A	N/A	$923,639

4	NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 1.4%

$3,500	U.S. Treasury Bills, (5)	0.000%	1/18/18	AAA	$3,494,762
	Total Short-Term Investments (cost $4,418,550)				4,418,401
	Total Investments (cost $214,205,902) – 100.1%				254,117,732
	Other Assets Less Liabilities – (0.1)% (6)				(346,881)
	Net Assets – 100%				$253,770,851

Investments in Derivatives as of November 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Dollar Index	Long	27	12/17	$2,483,013	$2,511,054	$28,041	$(2,835)
Mini MSCI EAFE Index	Long	140	12/17	13,763,008	14,134,400	371,392	9,800
Mini MSCI Emerging Markets Index	Long	227	12/17	12,566,084	12,712,000	145,916	(136,200)
NASDAQ 100 E-Mini	Short	(69)	12/17	(8,266,989)	(8,789,220)	(522,231)	(87,630)
Russell 2000® Mini Index	Short	(386)	12/17	(27,448,242)	(29,826,220)	(2,377,978)	(81,060)
S&P 500® E-Mini	Short	(157)	12/17	(19,317,722)	(20,786,015)	(1,468,293)	(178,980)
S&P MidCap 400® E-Mini	Long	46	12/17	7,902,670	8,740,000	837,330	52,440
				$(18,318,178)	$(21,304,001)	$(2,985,823)	$(424,465)
*	The aggregate Value of long and short positions is $38,097,454 and $(59,401,455), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$146,941,395	$—	$—	$146,941,395
Fixed Income Funds	102,757,936	—	—	102,757,936
Short-Term Investments:
Money Market Funds	923,639	—	—	923,639
U.S. Government and Agency Obligations	—	3,494,762	—	3,494,762
Investments in Derivatives:
Futures Contracts*	(2,985,823)	—	—	(2,985,823)
Total	$247,637,147	$3,494,762	$—	$251,131,909
*	Represents net unrealized appreciation (depreciation).

NUVEEN	5

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	November 30, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$216,514,632
Gross unrealized:
Appreciation	$41,664,167
Depreciation	(4,061,067)
Net unrealized appreciation (depreciation) of investments	$37,603,100

Tax cost of futures contracts	$(2,985,823)
Net unrealized appreciation (depreciation) of futures contracts	—

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	NUVEEN

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	November 30, 2017 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 98.3%

	EQUITY FUNDS – 37.6%

	Affiliated Equity Funds – 37.6%

272,791	Nuveen Dividend Value Fund (Class R6)				$4,525,600

256,326	Nuveen Global Infrastructure Fund (Class R6)				2,970,813

45,129	Nuveen International Growth Fund (Class R6)				2,177,020

42,577	Nuveen Large Cap Core Fund (Class R6)				1,375,666

38,431	Nuveen Large Cap Growth Fund (Class R6)				1,209,418

100,262	Nuveen Large Cap Select Fund (Class I)				2,855,452

79,865	Nuveen Large Cap Value Fund (Class R6)				2,057,325

67,213	Nuveen NWQ International Value Fund (Class I)				1,777,107

241,590	Nuveen NWQ Large-Cap Value Fund (Class I)				2,051,102

44,596	Nuveen Real Asset Income Fund (Class R6)				1,082,337

25,974	Nuveen Santa Barbara Dividend Growth Fund (Class R6)				1,101,293

61,775	Nuveen Small Cap Growth Opportunities Fund (Class R6)				1,830,407

166,579	Nuveen Small Cap Select Fund (Class I)				2,178,849

65,674	Nuveen Small Cap Value Fund (Class R6)				1,783,700

51,039	Nuveen Symphony International Equity Fund (Class I)				1,112,655

27,914	Nuveen Symphony Large-Cap Growth Fund (Class I)				1,171,276

41,812	Nuveen Symphony Low Volatility Equity Fund (Class R6)				1,381,457

25,446	Nuveen Winslow Large-Cap Growth Fund (Class R6)				1,166,700
	Total Equity Funds (cost $26,703,408)				33,808,177

	FIXED INCOME FUNDS – 60.7%

	Affiliated Fixed Income Funds – 60.7%

170,539	Nuveen All-American Municipal Bond Fund (Class R6)				1,983,368

2,006,830	Nuveen Core Bond Fund (Class R6)				19,486,318

783,918	Nuveen Core Plus Bond Fund (Class R6)				8,630,941

183,270	Nuveen High Yield Municipal Bond Fund (Class R6)				3,168,732

504,167	Nuveen Inflation Protected Securities Fund (Class R6)				5,681,967

1,587,155	Nuveen Short Term Bond Fund (Class R6)				15,633,480
	Total Fixed Income Funds (cost $54,988,325)				54,584,806
	Total Long-Term Investments (cost $81,691,733)				88,392,983

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 0.4%

346,082	First American Treasury Obligations Fund, Class Z	0.995% (4)	N/A	N/A	$346,082

NUVEEN	7

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	November 30, 2017 (Unaudited)

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 1.3%

$1,200	U.S. Treasury Bills, (5)	0.000%	1/18/18	AAA	$1,198,204
	Total Short-Term Investments (cost $1,544,337)				1,544,286
	Total Investments (cost $83,236,070) – 100.0%				89,937,269
	Other Assets Less Liabilities – 0.0% (6)				12,140
	Net Assets – 100%				$89,949,409

Investments in Derivatives as of November 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Dollar Index	Long	10	12/17	$919,512	$930,020	$10,508	$(1,050)
Mini MSCI EAFE Index	Long	74	12/17	7,274,733	7,471,040	196,307	5,180
Mini MSCI Emerging Markets Index	Long	63	12/17	3,487,504	3,528,000	40,496	(37,800)
NASDAQ 100 E-Mini	Short	(23)	12/17	(2,755,663)	(2,929,740)	(174,077)	(29,210)
Russell 2000® Mini Index	Short	(175)	12/17	(12,430,432)	(13,522,250)	(1,091,818)	(36,750)
S&P 500® E-Mini	Short	(13)	12/17	(1,599,557)	(1,721,135)	(121,578)	(14,820)
S&P MidCap 400® E-Mini	Long	4	12/17	687,189	760,000	72,811	4,560
				$(4,416,714)	$(5,484,065)	$(1,067,351)	$(109,890)
*	The aggregate Value of long and short positions is $12,689,060 and $(18,173,125), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$33,808,177	$—	$—	$33,808,177
Fixed Income Funds	54,584,806	—	—	54,584,806
Short-Term Investments:
Money Market Funds	346,082	—	—	346,082
U.S. Government and Agency Obligations	—	1,198,204	—	1,198,204
Investments in Derivatives:
Futures Contracts*	(1,067,351)	—	—	(1,067,351)
Total	$87,671,714	$1,198,204	$—	$88,869,918
*	Represents net unrealized appreciation (depreciation).

8	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$83,702,408
Gross unrealized:
Appreciation	$7,850,121
Depreciation	(1,615,260)
Net unrealized appreciation (depreciation) of investments	$6,234,861

Tax cost of futures contracts	$(1,067,351)
Net unrealized appreciation (depreciation) of futures contracts	—

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	9

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	November 30, 2017 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 97.7%

	EQUITY FUNDS – 77.0%

	Affiliated Equity Funds – 77.0%

783,181	Nuveen Dividend Value Fund (Class R6)				$12,992,977

162,402	Nuveen Global Infrastructure Fund (Class R6)				1,882,235

169,001	Nuveen International Growth Fund (Class R6)				8,152,621

187,389	Nuveen Large Cap Core Fund (Class R6)				6,054,524

156,682	Nuveen Large Cap Growth Fund (Class R6)				4,930,779

337,162	Nuveen Large Cap Select Fund (Class I)				9,602,365

242,986	Nuveen Large Cap Value Fund (Class R6)				6,259,325

303,645	Nuveen NWQ International Value Fund (Class I)				8,028,385

723,662	Nuveen NWQ Large-Cap Value Fund (Class I)				6,143,898

81,746	Nuveen Real Asset Income Fund (Class R6)				1,983,968

123,754	Nuveen Real Estate Securities Fund (Class R6)				2,850,058

109,580	Nuveen Santa Barbara Dividend Growth Fund (Class R6)				4,646,184

187,327	Nuveen Small Cap Growth Opportunities Fund (Class R6)				5,550,468

145,858	Nuveen Small Cap Select Fund (Class I)				1,907,827

206,437	Nuveen Small Cap Value Fund (Class R6)				5,606,841

196,511	Nuveen Symphony International Equity Fund (Class I)				4,283,931

113,334	Nuveen Symphony Large-Cap Growth Fund (Class I)				4,755,501

189,908	Nuveen Symphony Low Volatility Equity Fund (Class R6)				6,274,545

100,842	Nuveen Winslow Large-Cap Growth Fund (Class R6)				4,623,595
	Total Equity Funds (cost $84,897,396)				106,530,027

	FIXED INCOME FUNDS – 20.7%

	Affiliated Fixed Income Funds – 20.7%

73,473	Nuveen All-American Municipal Bond Fund (Class R6)				854,496

292,710	Nuveen Core Bond Fund (Class R6)				2,842,219

245,714	Nuveen Core Plus Bond Fund (Class R6)				2,705,308

337,761	Nuveen High Yield Municipal Bond Fund (Class R6)				5,839,886

126,939	Nuveen Inflation Protected Securities Fund (Class R6)				1,430,598

1,516,877	Nuveen Short Term Bond Fund (Class R6)				14,941,238
	Total Fixed Income Funds (cost $27,982,893)				28,613,745
	Total Long-Term Investments (cost $112,880,289)				135,143,772

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.6%

	Money Market Funds – 0.4%

554,766	First American Treasury Obligations Fund, Class Z	0.995% (4)	N/A	N/A	$554,766

10	NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	U.S. Government and Agency Obligations – 2.2%

$3,000	U.S. Treasury Bills, (5)	0.000%	1/18/18	AAA	$2,995,510
	Total Short-Term Investments (cost $3,550,405)				3,550,276
	Total Investments (cost $116,430,694) – 100.3%				138,694,048
	Other Assets Less Liabilities – (0.3)% (6)				(349,943)
	Net Assets – 100%				$138,344,105

Investments in Derivatives as of November 30, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value*	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Dollar Index	Long	14	12/17	$1,287,319	$1,302,028	$14,709	$(1,470)
Mini MSCI EAFE Index	Long	117	12/17	11,501,942	11,812,320	310,378	8,190
Mini MSCI Emerging Markets Index	Long	209	12/17	11,569,655	11,704,000	134,345	(125,400)
NASDAQ 100 E-Mini	Short	(34)	12/17	(4,073,589)	(4,330,920)	(257,331)	(43,180)
Russell 2000® Mini Index	Short	(152)	12/17	(10,827,140)	(11,745,040)	(917,900)	(31,920)
S&P 500® E-Mini	Short	(197)	12/17	(24,239,435)	(26,081,815)	(1,842,380)	(224,580)
S&P MidCap 400® E-Mini	Long	58	12/17	9,964,236	11,020,000	1,055,764	66,120
				$(4,817,012)	$(6,319,427)	$(1,502,415)	$(352,240)
*	The aggregate Value of long and short positions is $35,838,348 and $(42,157,775), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$106,530,027	$—	$—	$106,530,027
Fixed Income Funds	28,613,745	—	—	28,613,745
Short-Term Investments:
Money Market Funds	554,766	—	—	554,766
U.S. Government and Agency Obligations	—	2,995,510	—	2,995,510
Investments in Derivatives:
Futures Contracts*	(1,502,415)	—	—	(1,502,415)
Total	$134,196,123	$2,995,510	$—	$137,191,633
*	Represents net unrealized appreciation (depreciation).

NUVEEN	11

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	November 30, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$117,292,212
Gross unrealized:
Appreciation	$23,263,684
Depreciation	(1,861,848)
Net unrealized appreciation (depreciation) of investments	$21,401,836

Tax cost of futures contracts	$(1,502,415)
Net unrealized appreciation (depreciation) of futures contracts	—

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: January 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2018